Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000.00
Previously Paid Amount	0
Total Fee Amount	41,430.00
Total Offset Amount	30,228.00
Net Fee	$ 11,202.00